Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2014
Benefit Plans [Abstract]
Benefit Plan Funded Status and Components of Net Periodic Pension Cost [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$5,065	$4,043
Interest cost	248	256
Actuarial loss	481	957
Benefits paid	(219)	(191)
Benefit obligation—end of year	$5,575	$5,065
Change in plan assets:
Fair value of assets—beginning of year	$4,298	$4,157
Actual return on plan assets	429	332
Benefits paid	(219)	(191)
Fair value of assets—end of year	$4,508	$4,298

	September 30,
	2014	2013
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$5,575	$5,065
Projected benefit obligation	$(5,575)	$(5,065)
Fair value of assets	4,508	4,298
Funded status	$(1,067)	$(767)
Accrued pension cost included in other liabilities	$(1,067)	$(767)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(1,763)	$(1,508)

Components of Periodic Pension Expense

	Years Ended
	September 30,
	2014	2013
	(Dollars in thousands)
Net periodic pension expense
Interest cost	$248	$256
Expected return on assets	(293)	(284)
Amortization of unrecognized net loss	91	18
Total net periodic pension (credit) expense	$46	$(10)
Valuation assumptions:
Discount rate	4.50%	5.00%
Rate of return on long-term assets	7.00%	7.00%
Salary increase rate	0.00%	0.00%

Schedule of Plan Assets [Table Text Block]

	September 30,
	2014	2013
Separate account—Prudential Large Cap Blend / Victory Fund	52%	51%
Guaranteed insurance funds	48%	49%
	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]

		(Level 1)		(Level 3)
		Quoted Prices in	(Level 2)	Significant
	Fair	Active Markets for	Significant Other	Unobservable
September 30, 2014	Value	Identical Assets	Observable Inputs	Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,342	$—	$2,342	$—
Guaranteed investment contract	$2,166	$—	$—	$2,166
September 30, 2013
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,178	$—	$2,178	$—
Guaranteed investment contract	$2,120	$—	$—	$2,120

Schedule of Expected Benefit Payments [Table Text Block]

Years ending September 30,
2015	$226
2016	222
2017	226
2018	272
2019	338
2020 to 2024	1,678
$2,962

Summary of ESOP Shares [Table Text Block]

	September 30,
	2014	2013
Unearned shares	121,900	127,380
Shares committed to be released	4,110	4,110
Shares released	36,992	31,512
Total shares	163,002	163,002
Fair value of unearned shares	$1,573,000	$1,093,000